Condensed Consolidated Statements of Operations and Comprehensive Loss 10-Q - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 17,700,179	$ 0	$ 17,702,934	$ 0
Operating expenses:
Games, athletes and event operating costs	52,037,131	643,976	59,719,058	1,742,950
Selling, general and administrative expenses	16,640,449	2,194,116	23,840,565	4,388,828
Transaction expenses	10,877,007	265,783	12,522,367	320,156
Depreciation	69,207	995	85,868	1,193
Total operating expenses	79,623,794	3,104,870	96,167,858	6,453,127
Loss from operations	(61,923,615)	(3,104,870)	(78,464,924)	(6,453,127)
Other income (expenses):
Interest income and other expense, net	(21,283)	93,836	90,594	133,874
Total other income (expenses), net	(21,283)	93,836	90,594	133,874
Loss before income taxes	(61,944,898)	(3,011,034)	(78,374,330)	(6,319,253)
Net loss	(61,944,898)	(3,011,034)	(78,374,330)	(6,319,253)
Comprehensive loss	$ (61,944,898)	$ (3,011,034)	$ (78,374,330)	$ (6,319,253)
Net loss per share, basic (usd per share)	$ (0.53)	$ (0.03)	$ (0.69)	$ (0.06)
Net loss per share, diluted (usd per share)	$ (0.53)	$ (0.03)	$ (0.69)	$ (0.06)
Weighted-average shares of common stock, basic (in shares)	117,748,175	102,206,153	112,901,012	100,495,425
Weighted-average shares of common stock, diluted (in shares)	117,748,175	102,206,153	112,901,012	100,495,425